Restructuring Charges	12 Months Ended
Mar. 31, 2011
Restructuring Charges
Restructuring Charges
(15)	Restructuring Charges

In connection with the reorganization of the Company's operations, the Company has incurred certain restructuring charges. Components and related amounts of the restructuring charges, before the related tax effects, for the years ended March 31, 2011, 2010 and 2009 are as follows:

	Yen (millions)
	2011	2010	2009
Expenses associated with the implementation of early retirement programs:
Domestic	14,312	33,070	26,452
Overseas	3,359	5,884	11,899

Total	17,671	38,954	38,351
Expenses associated with the closure and integration of locations	39,282	15,918	15,049

Total restructuring charges	56,953	54,872	53,400

These restructuring charges are included in other deductions in the consolidated statements of operations.

The Company has provided early retirement programs to those employees voluntarily leaving the Company. The accrued early retirement programs are recognized when the employees accept the offer and the amount can be reasonably estimated. Expenses associated with the closure and integration of locations include amounts such as moving expenses of facilities and costs to terminate leasing contracts incurred at domestic and overseas manufacturing plants and sales offices. An analysis of the accrued restructuring charges for the years ended March 31, 2011, 2010 and 2009 is as follows:

	Yen (millions)
	2011	2010	2009
Balance at beginning of year	9,389	32,523	4,761
New charges	56,953	54,872	53,400
Cash payments	(34,850)	(78,006)	(25,638)

Balance at end of year	31,492	9,389	32,523

The following represents significant restructuring activities for the year ended March 31, 2011 by business segment:

Digital AVC Networks

Digital AVC Networks segment continued its restructuring activities, consisting mainly of integrations of manufacturing bases in Japan.

Total restructuring charges amounted to 3,845 million yen, including expenses associated with the implementation of early retirement programs of 1,224 million yen.

Home Appliances

Home Appliances segment restructured its operations to improve efficiency. Restructuring activities included integrations of manufacturing operations in Japan.

Total restructuring charges amounted to 2,361 million yen, including expenses associated with the implementation of early retirement programs of 347 million yen.

PEW and PanaHome

PEW and PanaHome segment restructured its operations mainly in Japan to improve cost effectiveness.

Total restructuring charges amounted to 1,838 million yen.

Components and Devices

Components and Devices segment restructured its operations to improve efficiency and cost effectiveness. Restructuring activities included integrations of domestic and overseas operations.

Total restructuring charges amounted to 1,392 million yen, including expenses associated with the implementation of early retirement programs of 454 million yen.

SANYO

SANYO segment restructured its operations in Japan and overseas to improve cost effectiveness. Restructuring activities primarily related to the divestiture of SANYO's semiconductor business.

Total restructuring charges amounted to 45,310 million yen.

Other

Other segment restructured its operations to improve efficiency. Restructuring activities included early retirement programs in Japan.

Total restructuring charges amounted to 2,207 million yen, including expenses associated with the implementation of early retirement programs of 2,149 million yen.

The following represents significant restructuring activities for the year ended March 31, 2010 by business segment:

Digital AVC Networks

Digital AVC Networks segment continued selection and concentration of its businesses for improving its cost competitiveness. The restructuring activities mainly consisted of the early retirement programs in Japan.

Total restructuring charges amounted to 15,409 million yen, including expenses associated with the implementation of early retirement programs of 11,757 million yen.

Home Appliances

Home Appliances segment restructured its operations to accelerate concentration of its business for strengthening its management structure. The restructuring activities were mainly integrations of overseas manufacturing bases and the early retirement programs in Japan.

Total restructuring charges amounted to 11,157 million yen, including expenses associated with the implementation of early retirement programs of 7,506 million yen.

PEW and PanaHome

PEW and PanaHome segment restructured to improve cost efficiency in Japan and overseas bases.

Total restructuring charges amounted to 6,975 million yen.

Components and Devices

Components and Devices segment restructured to mainly improve efficiency and cost effectiveness in Japan.

Total restructuring charges amounted to 5,577 million yen, including expenses associated with the implementation of early retirement programs of 4,090 million yen.

SANYO

SANYO segment restructured to mainly improve cost effectiveness in Japan.

Total restructuring charges amounted to 3,483 million yen.

Other

Other segment restructured mainly to improve efficiency in domestic companies.

Total restructuring charges amounted to 12,271 million yen, including expenses associated with the implementation of early retirement programs of 10,300 million yen.

The following represents significant restructuring activities for the year ended March 31, 2009 by business segment:

Digital AVC Networks

Digital AVC Networks segment restructured mainly to accelerate selection and concentration of its businesses for improving its cost competitiveness. The restructuring activities mainly consisted of the implementation of early retirement programs in Japan.

Total restructuring charges amounted to 34,748 million yen, including expenses associated with the implementation of early retirement programs of 29,029 million yen.

Home Appliances

Home Appliances segment restructured its operations to accelerate concentration of its business for strengthening its management structure. The restructuring activities mainly consisted of integrations in Japan.

Total restructuring charges amounted to 3,648 million yen.

PEW and PanaHome

PEW and PanaHome segment restructured mainly its housing business in Japan. Total restructuring charges amounted to 5,673 million yen.

Components and Devices

Components and Devices segment restructured mainly to improve efficiency in its components business.

Total restructuring charges amounted to 3,515 million yen, including expenses associated with the implementation of early retirement programs of 2,835 million yen.

Other

Other segment restructured mainly to improve efficiency in overseas sales companies.

The restructuring charges amounted to 5,816 million yen, including expenses associated with the implementation of early retirement programs of 4,145 million yen.